Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2016	Mar. 31, 2016
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 209
Due from one year to five years	112,336
Due from five years to ten years	2,156,280
Due after ten years	1,184,092
Held-to-maturity debt securities, Amortized cost	3,452,917	¥ 3,866,668
Held-to-maturity debt securities, Fair value:
Due in one year or less	209
Due from one year to five years	116,257
Due from five years to ten years	2,224,022
Due after ten years	1,205,351
Held-to-maturity debt securities, Fair value	3,545,839	¥ 3,931,248
Available-for-sale debt securities, Fair value:
Due in one year or less	11,205,683
Due from one year to five years	9,682,155
Due from five years to ten years	6,059,212
Due after ten years	5,737,416
Available-for-sale debt securities, Fair value	¥ 32,684,466